Accounting policies - Other assets (Details) - Enagás Transporte € in Millions	12 Months Ended
Dec. 31, 2020 EUR (€)
Disclosure of associates [line items]
Recognised value of investment and obligation to pay	€ 1,350.0
Right of collection, period	30 years
Compensation and right of collection cancelled	€ 1,350.0
Payment received	740.7
Right of collection interest	€ 56.0